RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Aug. 31, 2017
Related Party Transaction [Line Items]
Ownership Percentage			33.50%
Aggregate amount of purchase of infrastructure, construction and services	$ 1,750
C. Mer Industries Ltd [Member]
Related Party Transaction [Line Items]
Ownership Percentage		36.60%